Condensed Interim Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2026	Sep. 30, 2025
Current assets
Cash and cash equivalents	$ 13,084	$ 6,358
Restricted cash	3,168	656
Trade and other receivables	29,980	16,474
Inventories	18,269	12,451
Prepaid expenses	11,457	6,017
Total current assets	75,958	41,956
Non-current assets
Property, plant and equipment	19,042	13,043
Long-term deposit	255	257
Deposits for Jamestown equipment	21,100	6,608
Deferred income tax asset	2,166	2,067
Total non-current assets	42,563	21,975
Total assets	118,521	63,931
Current liabilities
Trade and other payables	9,307	9,576
Derivative liability	0	144
Lease liability	777	358
Total current liabilities	10,084	10,078
Non-current liabilities
Lease Liability	2,015	1,457
Long term loan	38,265	20,744
Government assistance payable	544	216
Other payables	379	309
Total non-current liabilities	41,203	22,726
Equity
Share capital	171,999	134,866
Contributed surplus	12,514	11,508
Warrants	0	4,725
Accumulated other comprehensive income	6,240	5,909
Deficit	(123,519)	(125,881)
Total Equity	67,234	31,127
Total liabilities and equity	$ 118,521	$ 63,931